/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending ,  July 31, 2000

MFS Intermediate Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
7/13/00
Shares of
Beneficial Interest
7700
6.25
7.09
Paine Webber
7/17/00
Shares of Beneficial Interest
8000
6.25
7.06
Paine Webber
7/19/00
Shares of Beneficial Interest
5500
6.25
7.04
Paine Webber
7/24/00
Shares of Beneficial Interest
35000
6.25
7.09
Paine Webber


Total Shares Repurchased:  56,200
Remarks:	None.

MFS Intermediate Income Trust
by:  James Yost
	James Yost
	Treasurer